Xtrackers USD High Yield BB-B ex Financials ETF Average Annual Total Returns		12 Months Ended	14 Months Ended	35 Months Ended	60 Months Ended	84 Months Ended		97 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
ICE BofA BB-B Non-FNCL Non-Distressed US HY Constrained Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		6.51%	13.11%
Bloomberg U.S. Universal Bond Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		2.04%	8.74%	(0.93%)	0.06%	1.36%	1.35%	1.65%
Xtrackers USD High Yield BB-B ex Financials ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.42%	10.01%
Xtrackers USD High Yield BB-B ex Financials ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.74%	8.65%
Xtrackers USD High Yield BB-B ex Financials ETF | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		6.41%	13.00%
Performance Inception Date	Oct. 27, 2023